Goodwill - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value	2.00%
Goodwill [member] | Weighted average cost of capital, measurement input [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of reasonably possible increase in unobservable input,assets	1.00%
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
AB InBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill to total assets	54.00%